Principal Accounting Policies - Goodwill, Impairment on non-financial assets, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) item shares	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2020 USD ($)
Goodwill
Number of reporting units | item			1	1
Fair value of goodwill	¥ 1,058,300	¥ 1,092,900	¥ 1,058,300
Carrying value of goodwill		1,205,000
Impairment charges on goodwill		112,100	112,102	$ 16,253	¥ 0	¥ 0
Reduction of goodwill		¥ 119,900
Increase in goodwill market capitalization	1,289,100
Impairment on non-financial assets			0		0	0
Market capitalization value of non-financial assets			1,289,100
Carrying value of non-financial assets			1,058,300
Revenues
Liabilities recorded related to membership points and cash rewards	¥ 3,400		3,400		3,951		$ 493
Commission fees from other travel-related products and services			46,263		38,406	35,284
Advertising Expenses
Advertising expense			¥ 15,066		¥ 40,661	50,662
Stock repurchase program, authorized amount | $								$ 10,000
Treasury stock reissued | shares			314,592	314,592	576,165
Self Operator Package [Member]
Revenues
Revenues			¥ 32,308		¥ 169,376	122,699
Package Tours Services
Revenues
Revenues			0		0	1,599
Financial Services [Member]
Revenues
Revenues			19,215		20,307	43,149
Advertising Service [Member]
Revenues
Revenue recognized from advertising services			12,191		20,971	26,204
Principal Services [Member]
Revenues
Revenue recognized from advertising services			15,213		17,780	23,512
The Affiliated Entities [Member]
Revenues
Revenues			¥ 105,600	$ 15,311	¥ 21,117	¥ 77,565